Accounting Principles - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€) HedgingInstrument	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of summary of significant accounting policies [line Items]
Number of hedging instruments held | HedgingInstrument		0
Research tax credit reimbursement		€ 9,500,000	€ 7,300,000	€ 5,700,000
Tax credit reimbursement to be requested					€ 10,800,000
Potential development, clinical, commercial milestones payment receivable	€ 100,000,000
Non-refundable upfront payment	€ 10,000,000
Bottom of range [member] | Software [member]
Disclosure of summary of significant accounting policies [line Items]
Depreciation periods		1 year
Top of range [member] | Software [member]
Disclosure of summary of significant accounting policies [line Items]
Depreciation periods		3 years